Inventory (Tables)	12 Months Ended
Dec. 31, 2012
Inventory Disclosure [Abstract]
Inventory

	2011	2012
Refined petroleum products	$127,999	$88,630
Liquefied petroleum gases	55,490	45,657
Transmix	60,251	63,026
Crude oil	8,065	17,443
Additives	7,055	7,132
Total inventory	$258,860	$221,888